Financing receivables, net - Movement of the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing receivables, net
Balance at beginning of the year	¥ 2,657	¥ 583	¥ 20,544
Release due to disposal of subsidiaries	(3,673)
Additions/(Reversal)	22,382	(1,934)	45,090
(Charge-offs)/Charge-offs reversal	1,965	4,008	(65,051)
Balance at end of the year	¥ 23,331	¥ 2,657	¥ 583